13. Stockholders' Equity (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2018
Common stock outstanding	6,171,736	4,289,322	6,432,749
Proceeds from sale of stock, net		$ 0
Advocos [Member]
Issuance of common stock for services, shares		14,390
Issuance of common stock for services, amount		$ 69,000
Assets transfered		62,000
Contract fees paid		$ 111,000
CorProminence [Member]
Issuance of common stock for services, shares		6,411
Issuance of common stock for services, amount		$ 29,000
Actual, Inc. [Member]
Issuance of common stock for services, shares	15,916
Issuance of common stock for services, amount	$ 90,000
Public Offering [Member]
Stock issued new, shares issued	1,428,570
Proceeds from sale of stock, gross	$ 5,000,000
Proceeds from sale of stock, net	$ 4,500,000
Public Offering [Member] | Warrants [Member]
Warrants issued	42,857
Warrants maturity date	Mar. 01, 2023
Warrants exercise price	$ 4.375
At-the-Market Issuance Sales Agreement [Member]
Stock issued new, shares issued	228,000
Proceeds from sale of stock, gross	$ 1,034,000
Proceeds from sale of stock, net	$ 968,000